Subsequent Events - Additional Information (Details) - USD ($)	Feb. 28, 2025	Feb. 11, 2025
Subsequent Event [Line Items]
Transaction Date	Feb. 28, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase common shares authorized value	$ 70,000,000
Number of repurchased shares authorized value		$ 70,000
Transaction consideration		2,000,000
Annual Earnout Payments		$ 50,000,000